Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Reconciliation of Liabilities arising from Financing Activities - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Liabilities arising from Financing Activities [Abstract]
Balance beginning	$ 133,279	$ 368,747
Lease payment		(224,309)
Interest paid	4,241	13,139
Total changes from financing cash flow	(93,474)	(211,170)
New leases	(97,715)	110,206
Disposal of subsidiaries		(134,965)
Exchange realignments	440	461
Total other changes	440	(24,298)
Balance ending	$ 40,245	$ 133,279